UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                              FORM 13F

                         Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/03

Check here if Amendment [  ]; Amendment number: ________
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Calvert Asset Management, Inc.
Address:  4550 Montgomery Avenue, Suite 1000N
          Bethesda, MD 20814

Form 13F File Number: 2-69565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Tartikoff
Title:     Secretary
Phone:     (301) 951-4881

Signature, Place, and Date of Signing:

      /s/William M. Tartikoff    Bethesda, Maryland    2/17/2004
      [Signature                [City, State]          [Date]



Report Type (Check only one.):

[ ] 13F HOLDING REPORT. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager(s).)





    Form 13F File Number               Name

       801-52179                Atlanta Capital Management Company, LLC

       801-55776                Awad Asset Management Company, Inc.

       801-19287                Brown Capital Management

       801-44394                Bridgeway Capital Management, Inc.

       801-60103                SSgA Funds Management, Inc.

       801-55795                World Asset Management, LLC

       801-241                  David L. Babson & Company, Inc.

       801-06709                Fred Alger Management, Inc.

       801-15028                GMO & Co. LLC

       801-50333                Harris Associates, L.P.

       801-56599                John McStay Investment Counsel

       801-17352                Massachusetts Financial Services, Inc.

       801-52528                Profit Investment Management

       801-17853                Thornburg Investment Management


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        4

Form 13F Information Table Value Total: $149,101
                                     (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    Form 13F File Number               Name

NONE








FORM 13F INFORMATION TABLE


COLUMN 1..................COLUMN 2.......COLUMN 3

NAME OF ISSUER........TITLE OF CLASS.... CUSIP
ALLSTREAM INC..........   CL A VTG SHS...02004C105
ALLSTREAM INC.......... CL B LT VTG SH...02004C204
  CONSECO INC..........W EXP 09/10/200...208464123
  CONSECO INC..........        COM NEW...208464883

COLUMN 4......COLUMN 5........COLUMN 6
VALUE.........SHRS OR.........INVESTMENT
(x$1000)......PRN  AMT........DISCRETION
00871........15966.SH......  .SOLE
49274........859178.SH...... .SOLE
4956 ........36.SH.......     SOLE
94000........4311926.SH.......SOLE

COLUMN 7.........COLUMN 8
OTHER............VOTING AUTHORITY
MANAGERS.........SOLE..SHARED..NONE
......................15966
......................859178
......................36
......................4311926